January 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:  The Dreyfus/Laurel Funds, Inc.
   – Dreyfus Core Equity Income Fund
           – Dreyfus Floating Rate Income Fund (the "Funds")

 1933 Act File No.: 33-16338
 1940 Act File No.: 811-05202
 CIK No.: 0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 164 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 23, 2016.

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Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Senior Paralegal